SEGMENT REPORTING, Revenue from External Customers Based on Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Information [Abstract]
Consolidated revenue	$ 2,175,378	$ 826,968	$ 414,190
Southeast Asia [Member]
Segment Information [Abstract]
Consolidated revenue	1,378,141	581,336	279,167
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	282,618	14,713	1,850
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	489,291	229,773	133,173
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 25,328	$ 1,146	$ 0